Employee Benefits - Fair Value Measurements Using Significant Unobservable Inputs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Ending balance	$ 638.9	$ 559.7
Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Beginning balance	49.9	33.5	41.3
Relating to assets still held at the reporting date	0.8	1.9	0.7
Relating to assets sold during the period	2.7	2.7	0.5
Purchases		25.5	1.4
Sales	(11.5)	(13.7)	(10.4)
Ending balance	41.9	49.9	33.5
Level 3 [Member] | Multi-Strategy Hedge funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Beginning balance	26.7	2.7	6.0
Relating to assets still held at the reporting date	1.9	1.7	0.2
Relating to assets sold during the period		(0.5)
Purchases		25.0
Sales		(2.2)	(3.5)
Ending balance	28.6	26.7	2.7
Level 3 [Member] | Private Equity Funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Beginning balance	22.5	28.3	31.5
Relating to assets still held at the reporting date	(1.1)	0.5	0.3
Relating to assets sold during the period	2.6	2.4	0.7
Purchases		0.5	1.4
Sales	(11.3)	(9.2)	(5.6)
Ending balance	12.7	22.5	28.3
Level 3 [Member] | Real Estate [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Beginning balance	0.7	2.5	3.8
Relating to assets still held at the reporting date		(0.3)	0.2
Relating to assets sold during the period	0.1	0.8	(0.2)
Sales	(0.2)	(2.3)	(1.3)
Ending balance	$ 0.6	$ 0.7	$ 2.5